Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

13.Related party transactions

All related party transactions were measured at fair value. All amounts due from/payable to related parties are unsecured, non-interest bearing and have no fixed terms of repayment.

During the year ended December 31, 2024, the Company incurred the following transactions with related parties:

a)	Wages and benefits and professional fees were paid or accrued to Allen Davidoff, the Chief Executive Officer (“CEO”), in the amount of $391,655 (2023 - $337,794; 2022 - $369,494).
b)	Fees were paid or accrued to Michael Bumby, the Chief Financial Officer (“CFO”) of the Company in the amount of $6,515 and to 1282803 Ontario Inc., a company owned by James Fairbairn, the former Chief Financial Officer of $149,820 (2023 - $156,217; 2022 - $164,547 (paid or accrued to the former CFO)).
c)	Research and development fees were paid or accrued to Haworth Biopharmaceutical, a company owned by Stephen Haworth, the Chief Medical Officer (“CMO”) of the Company in the amount of $110,445 (2023 - $200,229; 2022 - $238,813).
d)	Consulting fees were paid or accrued to Stacy Evans, the Chief Business Officer (“CBO”) of the Company in the amount of $157,500 (2023 - $280,000; 2022 - $44,946).
e)	Wages and benefits were paid or accrued to the former Chief Technology Officer (“CTO”) in the amount of $nil (2023 - $nil, 2022 - $59,075).
f)	Consulting fees were paid to a private entity controlled by the spouse of the Company’s CEO in the amount of $nil (2023 - $nil; 2022 - $3,512).
g)	Directors’ fees were paid or accrued to the directors of the Company in the amount of $172,229 (2023 - $182,675; 2022 - $127,053). The amount includes director fees payment of $123,133 for the year ended December 31, 2024 (2023 - $133,967; 2022 - $68,617) to Anthony Giovinazzo, Chairman of the Company.
h)	As at December 31, 2024, $11,120 (2023 - $6,805) was payable to directors of the Company, $7,705 (2023 - $14,631 (was payable or accrued to the former CFO)) was payable and accrued to the CFO of the Company for CFO services, $8,000 (2023 - $8,000) was payable and accrued to the CMO of the Company for consulting services,and $12,500 (2023 - $15,000) was payable and accrued to the CBO of the Company for consulting services. The balances are unsecured, non-interest bearing, and have no fixed terms of repayment.
i)	Management and directors’ key management compensation transactions for the years ended December 31, 2024, 2023, and 2022 are summarized as follows:

	Management		Share-based
	Compensation	Directors’ fees	payments	Total
	$	$	$	$
Year ended December 31, 2022
Directors and officers	880,387	127,053	404,573	1,412,013

Year ended December 31, 2023
Directors and officers	974,240	182,675	77,779	1,234,694

Year ended December 31, 2024
Directors and officers	815,935	172,229	85,680	1,073,845